ACCOUNTS PAYABLE, TRADE (Tables)	12 Months Ended
Dec. 31, 2013
Accounts Payable, Current [Abstract]
ACCOUNTS PAYABLE, TRADE
Accounts payable, trade, as of December 31, 2013 and 2012 were as follows:

	As of December 31,	As of December 31,
	2013	2012

Suppliers	$4,944	$3,099
Shipyards	22	616
Insurers	1,516	383
Agents	575	766
Other creditors	14,394	8,754
	$21,451	$13,618